PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2025	2024
	(in thousands)
Land	$25,615	$22,857
Buildings	60,577	54,026
Machinery and equipment	67,979	60,498
Assets in progress	6,713	6,661
Others	5,668	5,036
Total	166,552	149,078
Less accumulated depreciation	(55,427)	(47,433)
Total	$111,125	$101,645